Prepayments, Deposits and Other Assets, Net (Details)		Jan. 05, 2023 USD ($)	Jan. 05, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Prepayments, Deposits and Other Assets, Net [Abstract]
debt extinguish agreement		$ 59,651,975	¥ 411,157,212
Antique art pieces	[1]			$ 26,814,960	$ 36,970,600

[1]	On January 5, 2023, the Group received 20 antique art pieces to settle $59,651,975 (RMB411,157,212) from a debt extinguish agreement. On May 1, 2024, the Group settled 7 antique art pieces as a purchase consideration to acquire Hongchuangxin (details refer to Note 3). On August 1, 2025, the Group settled 6 antique art pieces as a purchase consideration to acquire Creation Intelligent (details refer to Note 3). The Group engaged an independent valuation firm to perform the valuation for the rest antique art pieces, the fair value was $26,814,960 as of December 31, 2025.